UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-03954

Dreyfus Tax Exempt Cash Management Funds

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 01/31

Date of reporting period: 07/31/24

FORM N-CSR

Item 1.  Reports to Stockholders.

Dreyfus Tax Exempt Cash Management	SEMI-ANNUAL SHAREHOLDER REPORT JULY 31, 2024

Institutional Shares – DEIXX

This semi-annual shareholder report contains important information about Dreyfus Tax Exempt Cash Management (the “Fund”) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.20%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

KEY FUND STATISTICS (AS OF 7/31/24)

Fund Size (Millions)	Number of Holdings
$571	72

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 7/31/24)

Sector Allocation (Based on Net Assets)

How has the Fund changed?

• The Board of Trustees has approved the liquidation of the Fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated May 31, 2024, as supplemented, which is available at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

For additional information about the Fund, including its prospectus, financial information, and portfolio holdings, please visit www.dreyfus.com/products/mm.html#overview.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10281. Code-0264SA0724

Item 2.  Code of Ethics.

 Not applicable.

Item 3.   Audit Committee Financial Expert.

  Not applicable.

Item 4.   Principal Accountant Fees and Services.

 Not applicable.

Item 5.  Audit Committee of Listed Registrants.

 Not applicable.

Item 6.  Investments.

 Not applicable.

Dreyfus Tax Exempt Cash Management

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

July 31, 2024

Share Class	Ticker
Institutional Shares	DEIXX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Dreyfus Tax Exempt Cash Management

Statement of Investments

July 31, 2024 (Unaudited)

Short-Term Investments - 99.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Arizona - 1.3%
The Arizona Phoenix Industrial Development Authority, Revenue Bonds (Mayo Clinic Arizona) Ser. B	3.92	8/1/2024	7,565,000	[a]	7,565,000
Colorado - 1.7%
Colorado Health Facilities Authority, Revenue Bonds (Intermountain Healthcare Obligated Group) Ser. E	4.05	8/1/2024	5,500,000	[a]	5,500,000
Tender Option Bond Trust Receipts (Series 2022-XF1389), (Denver County & City Tax Dedicated, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 8/1/2051	3.67	8/7/2024	4,205,000	[a,b,c]	4,205,000
				9,705,000
Delaware - .7%
University of Delaware, Revenue Bonds, Refunding	4.05	8/1/2024	4,000,000	[a]	4,000,000
Florida - 11.8%
Florida Housing Finance Corp., Revenue Bonds (LOC; Truist Bank) Ser. K1	3.69	8/7/2024	5,220,000	[a]	5,220,000
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Health System Obligated Group) (LOC; TD Bank NA) Ser. B	4.05	8/1/2024	17,220,000	[a]	17,220,000
JEA Electric System, Revenue Bonds, Refunding, Ser. D	4.10	8/1/2024	3,900,000	[a]	3,900,000
Miami-Dade County Industrial Development Authority, Revenue Bonds, Refunding (Florida Power & Light Co.)	3.65	8/7/2024	6,500,000	[a]	6,500,000
Sarasota County, Revenue Bonds (Planned Parenthood Project) (LOC; BMO Harris Bank NA)	3.67	8/7/2024	5,230,000	[a]	5,230,000
St. Lucie County, Revenue Bonds, Refunding (Florida Power & Light Project)	3.60	8/7/2024	9,650,000	[a]	9,650,000
Tender Option Bond Trust Receipts (Series 2021-XM0963), (Florida Broward County Tourist Development, Revenue Bonds, Refunding (Convention Center Expansion Project) (Liquidity Agreement; Morgan Stanley)), Trust Maturity Date 9/1/2047	3.69	8/7/2024	13,800,000	[a,b,c]	13,800,000
Tender Option Bond Trust Receipts (Series 2023-XM1152), (Broward County, Florida Convention Center Hotel, Revenue Bonds (Liquidity Agreement; JP Morgan Chase Bank NA)), Trust Maturity Date 1/1/2030	3.71	8/7/2024	5,575,000	[a,b,c]	5,575,000
				67,095,000
Georgia - 4.1%
Macon Water Authority, Revenue Bonds, Refunding, Ser. B	3.69	8/7/2024	1,850,000	[a]	1,850,000
RBC Municipal Products Trust, Revenue Bonds (LOC; Royal Bank of Canada) Ser. E107	3.66	8/7/2024	11,150,000	[a,b]	11,150,000

Statement of Investments (Unaudited) (continued)

Short-Term Investments - 99.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Georgia - 4.1% (continued)
The Monroe County Development Authority, Revenue Bonds (Gulf Power Company Plant Scherer Project)	3.75	8/7/2024	10,500,000	[a]	10,500,000
				23,500,000
Illinois - 2.3%
Illinois Development Finance Authority, Revenue Bonds (Wheaton Academy Project) (LOC; BMO Harris Bank NA)	3.60	8/7/2024	6,725,000	[a]	6,725,000
Illinois Finance Authority, Revenue Bonds, Refunding (Marwen Foundation Project) (LOC; Northern Trust Company)	3.69	8/7/2024	3,810,000	[a]	3,810,000
Tender Option Bond Trust Receipts (Series 2023-XF1533), (Illinois State Toll Highway Authority, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. A), Trust Maturity Date 1/1/2044	3.67	8/7/2024	2,650,000	[a,b,c]	2,650,000
				13,185,000
Indiana - 7.1%
Huntington, Revenue Bonds, Refunding (Hunting University) (LOC; Wells Fargo Bank NA)	3.73	8/7/2024	5,325,000	[a]	5,325,000
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A5	3.95	8/1/2024	1,170,000	[a]	1,170,000
Indiana Finance Authority, Revenue Bonds, Refunding (Franciscan Alliance Obligated Group) (LOC; Barclays Bank)	4.00	8/1/2024	8,800,000	[a]	8,800,000
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) (LOC; TD Bank NA) Ser. D	4.05	8/1/2024	25,000,000	[a]	25,000,000
				40,295,000
Iowa - .5%
Iowa Finance Authority, Revenue Bonds (Chrisbro III Project) (LOC; Farmers State Bank)	3.66	8/7/2024	2,800,000	[a]	2,800,000
Kentucky - 4.9%
Boone County, Revenue Bonds, Refunding (Duke Energy Kentucky) (LOC; Sumitomo Mitsui Banking)	3.60	8/7/2024	5,840,000	[a]	5,840,000
Louisville & Jefferson County Metropolitan Government, Revenue Bond (Norton Healthcare Obligated Group) (LOC; Truist Bank)	4.00	8/1/2024	22,400,000	[a]	22,400,000
				28,240,000
Louisiana - 3.3%
Louisiana Gasoline & Fuels, Revenue Bonds, Refunding (LOC; Toronto Dominion Bank) Ser. A1	4.05	8/1/2024	12,000,000	[a]	12,000,000
Louisiana Housing Corp., Revenue Bonds (Belmont Village Apartments Project)	3.71	8/7/2024	6,785,000	[a]	6,785,000
				18,785,000

Short-Term Investments - 99.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - .5%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Odenton Christian School) (LOC; PNC Bank NA)	3.71	8/7/2024	2,915,000	[a]	2,915,000
Minnesota - 1.0%
Minneapolis, Revenue Bonds, Refunding (Fairview Health Services Obligated Group) (LOC; Wells Fargo Bank NA) Ser. C	3.95	8/1/2024	5,910,000	[a]	5,910,000
Mississippi - 4.4%
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. B	4.07	8/1/2024	3,115,000	[a]	3,115,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. B	4.07	8/1/2024	2,820,000	[a]	2,820,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. C	4.07	8/1/2024	2,200,000	[a]	2,200,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. F	4.07	8/1/2024	1,095,000	[a]	1,095,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA Project) Ser. G	4.07	8/1/2024	1,100,000	[a]	1,100,000
Mississippi Business Finance Corp., Revenue Bonds (Chevron USA) Ser. G	4.07	8/1/2024	11,000,000	[a]	11,000,000
Mississippi Business Finance Corp., Revenue Bonds, Refunding (Jackson Heart Realty) (LOC; Federal Home Loan Bank)	3.68	8/7/2024	1,630,000	[a]	1,630,000
Mississippi Development Bank, Revenue Bonds (Jackson County Industrial Water System)	4.07	8/1/2024	2,420,000	[a]	2,420,000
				25,380,000
Missouri - 4.6%
Bridgeton Industrial Development Authority, Revenue Bonds (Stolze Printing Obligated Group) (LOC; Carrollton Bank)	3.71	8/7/2024	1,030,000	[a]	1,030,000
RBC Municipal Products Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. C16	3.66	8/7/2024	19,500,000	[a,b]	19,500,000
Springfield Industrial Development Authority, Revenue Bonds (Abec Project) (LOC; Guaranty Bank)	3.70	8/7/2024	860,000	[a]	860,000
St. Charles County Industrial Development Authority, Revenue Bonds, Refunding (Casalon Apartments Project) (Insured; Federal National Mortgage Association) (LOC; Federal National Mortgage Association)	3.66	8/7/2024	3,550,000	[a]	3,550,000
The St. Louis Missouri Industrial Development Authority, Revenue Bonds (Minerva Place Apartments)	3.66	8/7/2024	1,330,000	[a]	1,330,000
				26,270,000
New York - 15.6%
Metropolitan Transportation Authority, Revenue Bonds, Refunding (LOC; Truist Bank) Ser. D-2B	4.02	8/1/2024	8,900,000	[a]	8,900,000
New York City, GO, Ser. A3	4.05	8/1/2024	25,000,000	[a]	25,000,000
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	4.05	8/1/2024	7,400,000	[a]	7,400,000

Statement of Investments (Unaudited) (continued)

Short-Term Investments - 99.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 15.6% (continued)
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding (Second General Resolution)	4.05	8/1/2024	1,400,000	[a]	1,400,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding (Second General Resolution) Ser. 3B	4.05	8/1/2024	18,400,000	[a]	18,400,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	4.05	8/1/2024	25,080,000	[a]	25,080,000
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (LOC; TD Bank NA) Ser. B4A	4.05	8/1/2024	2,700,000	[a]	2,700,000
				88,880,000
Ohio - 5.9%
Hamilton County, Revenue Bonds, Refunding (TriHealth Obligated Group)	4.05	8/1/2024	25,500,000	[a]	25,500,000
Tender Option Bond Trust Receipts (Series 2018-XG0206), (Cuyahoga County, COP (Convention Hotel Project) (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 12/1/2044	3.71	8/7/2024	8,255,000	[a,b,c]	8,255,000
				33,755,000
Pennsylvania - 4.4%
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group) Ser. E	4.10	8/1/2024	25,000,000	[a]	25,000,000
Rhode Island - 1.1%
Cranston, BAN, Refunding, Ser. 1	4.75	8/21/2024	305,000		305,232
Rhode Island, GO, Refunding (Consolidated Capital Development Loan) Ser. A	5.00	8/1/2024	555,000		555,000
Rhode Island Health & Educational Building Corp., Revenue Bonds (Roger Williams University) (LOC; U.S. Bank N.A.) Ser. B	3.60	8/7/2024	275,000	[a]	275,000
Tender Option Bond Trust Receipts (Series 2022-XM1045), (Rhode Island State Health & Education Building Corporation Public School, Revenue Bonds (Liquidity Agreement; Royal Bank of Canada) Ser. F), Trust Maturity Date 5/15/2030	3.67	8/7/2024	5,000,000	[a,b,c]	5,000,000
				6,135,232
South Carolina - 1.8%
North Charleston, Tax Allocation Bonds (SC Charleston Naval Complex)	3.68	8/7/2024	1,600,000	[a]	1,600,000
South Carolina Housing Finance & Development Authority, Revenue Bonds (Franklin Square)	3.66	8/7/2024	8,390,000	[a]	8,390,000
				9,990,000
South Dakota - 1.0%
South Dakota Housing Development Authority, Revenue Bonds, Ser. A	3.86	8/7/2024	5,660,000	[a]	5,660,000

Short-Term Investments - 99.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 5.1%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (Johnson Bible Collateral Project) (LOC; Home Federal Bank of TN)	3.66	8/7/2024	4,370,000	[a]	4,370,000
The Blount County Tennessee Public Building Authority, Revenue Bonds, Ser. D3A	4.10	8/1/2024	25,000,000	[a]	25,000,000
				29,370,000
Texas - 9.6%
Gulf Coast Industrial Development Authority, Revenue Bonds (Exxon Mobil Project)	4.05	8/1/2024	10,400,000	[a]	10,400,000
Harris County Health Facilities Development Corp., Revenue Bonds, Refunding (Houston Methodist Hospital Obligated Group) Ser. A2	4.10	8/1/2024	1,335,000	[a]	1,335,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.66	8/7/2024	7,725,000	[a]	7,725,000
Lubbock Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	3.66	8/7/2024	13,175,000	[a]	13,175,000
Texas, GO, Ser. A	3.60	8/7/2024	21,665,000	[a]	21,665,000
Texas, GO, Ser. A	3.60	8/7/2024	500,000	[a]	500,000
				54,800,000
Vermont - .6%
Vermont Housing Finance Agency, Revenue Bonds (Insured; GNMA/FNMA/FHLMC) Ser. A	3.66	8/7/2024	3,585,000	[a]	3,585,000
Virginia - 1.9%
Albemarke County Economic Development Authority, Revenue Bonds, Refunding (Sentara Martha Jeffers) Ser. B	4.05	8/1/2024	9,000,000	[a]	9,000,000
Henrico County Economic Development Authority, Revenue Bonds, Ser. B	5.00	8/1/2024	1,750,000		1,750,000
				10,750,000
Wisconsin - 3.8%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Froedtert Health Obligated Group) Ser. A	4.05	8/1/2024	445,000	[a]	445,000
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Froedtert Health Obligated Group) Ser. B	4.05	8/1/2024	21,000,000	[a]	21,000,000
				21,445,000
Total Investments (cost $565,015,128)			99.0%	565,015,232
Cash and Receivables (Net)			1.0%	5,799,350
Net Assets			100.0%	570,814,582

a The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities amounted to $70,135,000 or 12.29% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Statement of Investments (Unaudited) (continued)

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LOC	Letter of Credit
LR	Lease Revenue	NAN	Note Anticipation Notes
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	OBFR	Overnight Bank Funding Rate
PILOT	Payment in Lieu of Taxes	PRIME	Prime Lending Rate
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RIB	Residual Interest Bonds
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SOFR	Secured Overnight Financing Rate	TAN	Tax Anticipation Notes
TRAN	Tax and Revenue Anticipation Notes	TSFR	Term Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield	U.S. T-BILL	U.S. Treasury Bill
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2024 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	565,015,128	565,015,232
Receivable for shares of Beneficial Interest subscribed		4,175,000
Interest receivable		2,066,027
Prepaid expenses		28,629
		571,284,888
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		83,822
Cash overdraft due to Custodian		301,584
Payable for shares of Beneficial Interest redeemed		24,174
Trustees’ fees and expenses payable		607
Other accrued expenses		60,119
		470,306
Net Assets ($)		570,814,582
Composition of Net Assets ($):
Paid-in capital		570,774,394
Total distributable earnings (loss)		40,188
Net Assets ($)		570,814,582

Net Asset Value Per Share	Institutional Shares
Net Assets ($)	570,814,582
Shares Outstanding	570,860,528
Net Asset Value Per Share ($)	0.9999

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2024 (Unaudited)

Investment Income ($):
Interest Income	10,327,200
Expenses:
Management fee—Note 2(a)	594,351
Shareholder servicing costs—Note 2(b)	63,370
Professional fees	40,261
Registration fees	29,899
Chief Compliance Officer fees—Note 2(b)	13,672
Custodian fees—Note 2(b)	13,035
Prospectus and shareholders’ reports	3,969
Trustees’ fees and expenses—Note 2(c)	1,211
Miscellaneous	12,930
Total Expenses	772,698
Less—reduction in expenses due to undertaking—Note 2(a)	(177,949)
Less—reduction in fees due to earnings credits—Note 2(b)	(8,581)
Net Expenses	586,168
Net Investment Income	9,741,032
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(4,919)
Net change in unrealized appreciation (depreciation) on investments	3,094
Net Realized and Unrealized Gain (Loss) on Investments	(1,825)
Net Increase in Net Assets Resulting from Operations	9,739,207

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Operations ($):
Net investment income	9,741,032	16,262,472
Net realized gain (loss) on investments	(4,919)	(6,087)
Net change in unrealized appreciation (depreciation) on investments	3,094	(31,659)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,739,207	16,224,726
Distributions ($):
Distributions to shareholders:
Institutional Shares	(9,730,954)	(16,239,059)
Total Distributions	(9,730,954)	(16,239,059)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Institutional Shares	668,053,780	1,869,960,033
Distributions reinvested:
Institutional Shares	7,419,193	11,147,589
Cost of shares redeemed:
Institutional Shares	(681,794,260)	(1,756,539,255)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(6,321,287)	124,568,367
Total Increase (Decrease) in Net Assets	(6,313,034)	124,554,034
Net Assets ($):
Beginning of Period	577,127,616	452,573,582
End of Period	570,814,582	577,127,616
Capital Share Transactions (Shares):
Institutional Shares
Shares sold	668,119,261	1,870,166,839
Shares issued for distributions reinvested	7,419,935	11,148,919
Shares redeemed	(681,860,719)	(1,756,725,895)
Net Increase (Decrease) in Shares Outstanding	(6,321,523)	124,589,863

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

Six Months Ended
Institutional Shares	July 31, 2024	Year Ended January 31,
(Unaudited)		2024	2023	2022[a]	2021	2020
Per Share Data ($):
Net asset value, beginning of period	.9999	1.0000	.9999	.9999	1.0001	1.0000
Investment Operations:
Net investment income[b]	.0167	.0320	.0137	.0001	.0039	.0133
Net realized and unrealized gain (loss) on investments	(.0004)	(.0001)	(.0014)	.0000[c]	(.0007)[d]	(.0005)[d]
Net investment income	.0163	.0319	.0123	.0001	.0032	.0128
Distributions:
Dividends from net investment income	(.0163)	(.0320)	(.0122)	(.0001)	(.0034)	(.0127)
Net asset value, end of period	.9999	.9999	1.0000	.9999	.9999	1.0001
Total Return (%)	1.64[e]	3.24	1.23	.01	.32	1.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.26[f]	.26	.26	.27	.25	.26
Ratio of net expenses to average net assets	.20[f]	.20	.19	.08	.17	.20
Ratio of net investment income to average net assets	3.28[f]	3.21	1.37	.01	.38	1.28
Net Assets, end of period ($ x 1,000)	570,815	577,128	452,574	307,966	383,770	496,302

a Effective February 1, 2021, Investor shares were converted to Institutional shares.

b Based on average shares outstanding.

c Amount represents less than $.0001 per share.

d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

e Not annualized.

f Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Exempt Cash Management (the “fund”) is the sole series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in Institutional shares class. Institutional shares are subject to a Shareholder Services Plan.

The fund operates as an “institutional prime fund” as that term is defined in Rule 2a-7 under the Act (an “Institutional Fund”).

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”), has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in money market securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Money Market investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of money market securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	565,015,232	-	565,015,232

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Floating Net Asset Value Risk: The fund does not maintain a stable net asset value per share. The net asset value of the fund’s shares will be calculated to four decimal places and will “float”, meaning the net asset value will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.

Municipal Securities Risk: Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended July 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended July 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $6,087 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2024. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended January 31, 2024 was as follows: tax-exempt income $16,239,059. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at an annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage fees and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the Adviser will reimburse the fund, or bear any excess expense over 1½%. During the period ended July 31, 2024, there were no reimbursements pursuant to the Agreement.

The Adviser has contractually agreed, from February 1, 2024 through May 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund’s Institutional shares so that the direct expenses of the fund’s Institutional shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .20% of the value of the fund’s average daily net assets. On or after May 31, 2025, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $177,949 during the period ended July 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.

(b) Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended July 31, 2024, Institutional shares were charged $62,584, pursuant to the Reimbursement Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both subsidiaries of BNY and affiliates of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management fees are related to fund subscriptions and redemptions. During the period ended July 31, 2024, the fund was charged $576 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $182.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended July 31, 2024, the fund was charged $13,035 pursuant to the custody agreement. These fees were partially offset by earnings credits of $8,399.

During the period ended July 31, 2024, the fund was charged $13,672 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $99,279, Custodian fees of $3,277, Chief Compliance Officer fees of $5,613 and Transfer Agent fees of $285, which are offset against an expense reimbursement currently in effect in the amount of $24,632.

(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

At July 31, 2024, accumulated net unrealized appreciation on investments was $104, consisting of all gross unrealized appreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Plan of Liquidation:

The Board has approved the liquidation of the fund, effective on or about September 6, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of fund management, the fund’s portfolio securities will be sold and/or allowed to mature in their normal course and the fund may cease to pursue its investment objective and policies. The liquidation of the fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on June 14, 2024 (the “Closing Date”), the fund was closed to any investments for new accounts, except that new accounts may be established for “sweep accounts” and by participants in group retirement plans if the fund is established as an investment option under the plans before the Closing Date.

NOTE 5—Subsequent Event:

On July 12, 2023, the SEC adopted amendments to rules that govern money market funds. The amendments became effective October 2, 2023 with tiered compliance dates. The fund is compliant with all amendments that are effective to date, and is currently preparing for any amendments applicable to this fund that will become effective after the date of these financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on May 8, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Institutional shares with the performance of a group of institutional tax-exempt money market funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all institutional tax-exempt money market funds (the “Performance Universe”), all for various periods ended March 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional tax-exempt money market funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Performance Group and Performance Universe comparisons were provided based on both “gross” (i.e., without including fees and expenses) and “net” (i.e., including fees and expenses) total returns. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s gross total return performance was at or above the Performance Group median and was at or above the Performance Universe median for all periods, and was ranked in the first quartile of the Performance Universe for all periods, except for the ten-year period. The fund’s net total return performance was at or below the Performance Group median and at or above the Performance Universe median for all periods. The Board considered the relative proximity of the fund’s gross and net total return performance to the Performance Group and/or Performance Universe medians during the periods under review.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was equal to the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Performance Group median and the Performance Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and slightly lower than the Expense Universe median total expenses.

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the

Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2024 BNY Mellon Securities Corporation Code-0264NCSRSA0724

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Not applicable.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Tax Exempt Cash Management Funds

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: September 17, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: September 16, 2024

EXHIBIT INDEX

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)